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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21460


                   	   Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer AMT-Free Municipal Fund
         Schedule of Investments  3/31/2010 (unaudited)

Shares                                                                   Value
         COMMON STOCK - 0.3 %
         Transportation - 0.3 %
         Airlines - 0.3 %
209,297  Delta Air Lines Inc. *                                     $ 3,053,643
         TOTAL COMMON STOCK                                         $ 3,053,643
         (Cost  $4,839,444)
Principal
Amount
($)      MUNICIPAL BONDS - 94.4 %
         Alabama - 1.0 %
5,000,000Alabama Drinking Water Finance Authority, 4.0%, 8/15/28    $ 4,526,450
3,000,000Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32        2,771,640
500,000  Scottsboro Waterworks Sewer & Gas Board, 4.4%, 8/1/12          500,440
250,000  Southeast Alabama Gas District, 5.25%, 6/1/11                  257,070
1,500,000Sylacauga Alabama Health Care Authority, 6.0%, 8/1/35        1,210,455
                                                                    $ 9,266,055
         Arkansas - 0.0 %
250,000  Arkansas State Development Finance Authority, 4.0%, 12/1/11$   261,823
                                                                    $   261,823
         Arizona - 4.7 %
6,300,000Arizona Board Regents Certificates Partnership, 4.0%, 6/1/3$ 5,467,770
7,145,000Arizona Health Facilities Authority Revenue, 5.5%, 1/1/38    7,216,164
7,155,000Maricopa County Arizona High School District, 3.5%, 7/1/25   6,591,043
4,000,000Phoenix Arizona Civic Import Corp. Distribution Revenue, 0. 3,688,560 8,005,000Phoenix Arizona Civic Import Corp. Distribution Revenue, 0. 7,349,471 10,000,00Phoenix Arizona Civic Import Corp. Distribution Revenue, 5. 8,595,500 3,470,000Pima County Arizona Industrial Development Authority, 5.0%, 3,713,698
530,000  Pima County Arizona Industrial Development Authority, 6.375    474,000
969,000  Pima County Arizona Industrial Development Authority, 6.75%    907,304
                                                                    $44,003,510
         California - 17.4 %
4,000,000Alameda Corridor Transportation Authority, 4.75%, 10/1/25 $ 4,005,720 3,500,000Alameda County California Redevelopment Agency, 4.375%, 8/1 2,897,790 5,000,000Anaheim California Public Financing Authority, 4.25%, 9/1/3 4,119,350 2,000,000California Health Facilities Financing Authority, 5.0%, 3/1 1,873,000
2,000,000California Health Facilities, 5.625%, 7/1/32                 2,030,180
4,000,000California Municipal Financing Authority, 5.25%, 2/1/37      3,422,520
1,470,000California Municipal Financing Authority, 5.875%, 10/1/34    1,497,680
20,000,00California State, 4.25%, 8/1/33                             16,348,600
4,875,000California Statewide Communities Development Authority, 5.0 4,513,178 5,125,000California Statewide Communities Development Authority, 5.0 4,559,354 20,955,00California Statewide Communities Development Authority, 5.0 16,784,955 4,000,000California Statewide Communities Development Authority, 5.7 3,896,040
10,000,00California Statewide Community, 5.25%, 11/15/48              9,367,700
10,000,00California Statewide, 5.75%, 7/1/47                         10,204,900
9,000,000Foothills/Eastern Corridor, 0.0%, 1/1/26                     4,569,660
1,000,000Franklin-McKinley California School District, 6.0%, 7/1/16   1,170,690
2,100,000Fresno Joint Powers Financing Authority Lease Revenue, 4.75 2,101,554 15,000,00Golden State Tobacco Security Corp. California, 5.125%, 6/1 9,562,950 2,500,000Inglewood California Redevelopment Agency Tax Allocation, 4 1,909,650
3,000,000Long Beach California Finance Authority, 5.5%, 11/15/37      2,953,710
3,000,000Los Angeles County California Certificates of Participation 2,851,800 3,000,000Los Angeles County Sanitation District Financing
         Authority Revenue, 4.5%, 10/1/35                             2,709,150
2,500,000Los Angeles County Unified School District, 4.25%, 1/1/28    2,314,250
1,175,000Lucia Mar Unified School District, 0.0%, 8/1/20                660,761
4,000,000Madera California Irrigation District Water, 5.5%, 1/1/33    4,103,600
3,680,000Madera California Public, 4.375%, 3/1/31                     3,308,541
3,000,000Modesto California Wastewater Revenue, 4.25%, 11/1/36        2,574,870
1,785,000Oakland California Unified School District, 4.375%, 8/1/31   1,619,531
1,600,000Oxnard California School District, 4.375%, 8/1/33            1,445,520
3,815,000Pittsburg California Redevelopment Agency, 4.25%, 9/1/34     2,893,754
7,000,000Pittsburg California Redevelopment Agency, 6.5%, 9/1/28      7,703,710
2,180,000Pomona Unified School District, 6.55%, 8/1/29                2,527,209
2,095,000Redding California Redevelopment, 4.5%, 9/1/26               1,754,144
1,500,000Redding California Redevelopment, 5.0%, 9/1/36               1,267,455
3,000,000Rialto California Redevelopment Agency Tax Allocation, 6.25 3,023,160 2,500,000San Francisco California City & County Airports
         Communities International, 4.5%, 5/1/32                      2,431,650
10,865,00San Jose California Redevelopment Agency Tax, 4.9%, 8/1/33   9,324,995
1,500,000Santa Cruz County California Revenue, 6.625%, 9/1/29         1,621,500
1,505,000Santa Maria California Joint Unified School District, 0.0%,    483,782
3,600,000Saugus California Unified School District, 0.0%, 8/1/23      1,642,680
                                                                    $164,051,243
         Colorado - 3.7 %
3,000,000Colorado Educational & Cultural Facilities Authority, 5.5%,$ 1,787,730
2,750,000Colorado Health Facilities Revenue, 5.25%, 11/15/35          2,742,135
2,500,000Colorado Health Facilities Revenue, 5.25%, 6/1/36            2,250,775
20,000   Colorado Housing Finance Authority Series B-3, 6.55%, 5/1/2     20,727
6,555,000Colorado Springs Hospital Revenue, 6.375%, 12/15/30          6,664,337
8,220,000Colorado Water & Power Development Authority, 4.375%, 8/1/3  7,826,344
12,500,00Public Authority For Colorado Energy, 6.5%, 11/15/38        13,807,500
                                                                    $35,099,548
         Connecticut - 0.4 %
1,000,000Connecticut State Health & Education, 5.5%, 7/1/17         $   985,830
1,500,000Mohegan Tribe Indians Connecticut, 5.25%, 1/1/33             1,090,050
2,470,000Mohegan Tribe Indians Connecticut, 6.25%, 101/31 (144A)      1,992,253
                                                                    $ 4,068,133
         District of Columbia - 1.8 %
10,000,00District of Columbia Tobacco Settlement Financing Corp., 6.$ 9,999,000
8,000,000District of Columbia, 4.25%, 6/1/37                          6,539,440
                                                                    $16,538,440
         Florida - 5.3 %
5,000,000County of Miami-Dade, 5.5%, 10/1/41                        $ 5,040,500
1,000,000Dade County Florida General, 7.7%, 10/1/12                   1,147,310
8,000,000Escambia County Florida Health Facilities, 5.25%, 11/15/32   8,102,000
3,000,000Escambia County Heal, 6.0%, 8/15/36                          2,914,740
1,000,000Florida State Department Children and Families, 5.0%, 10/1/  1,018,270
970,000  Highlands County Heal, 5.0%, 11/15/24                          974,190
1,000,000Hillsborough County Florida, 5.25%, 10/1/24                    996,990
5,435,000Lee County Florida Industrial Development Authority, 4.75%, 5,198,904 2,000,000Lee County Florida Industrial Development Authority, 5.375% 1,507,700
540,000  Madison County Florida Revenue, 6.0%, 7/1/25                   406,631
2,025,000Miami Beach Florida Health Facilities, 5.375%, 11/15/28      1,663,396
500,000  Miami Beach Health Facilities Authority, 6.7%, 11/15/19        502,280
7,500,000Tallahassee Florida Health, 6.375%, 12/1/30                  7,502,775
14,335,00Tampa-Hillsborough County Florida, 4.0%, 7/1/34             12,214,280
1,000,000Village Center Community Development Florida, 5.0%, 11/1/32    826,680
                                                                    $50,016,646
         Georgia - 1.6 %
5,750,000Burke County Development, 7.0%, 1/1/23                     $ 6,759,413
4,000,000Houston County Georgia Hospital Authority Revenue, 5.0%, 10  3,681,760
5,000,000Main Street Natural Gas, Inc. Georgia, 5.5%, 9/15/28         4,954,100
                                                                    $15,395,273
         Illinois - 4.1 %
4,000,000Chicago Illinois O'Hare International Airport, 5.5%, 12/1/3$ 2,823,400 4,580,000Illinois Development Finance Authority Revenue, 5.25%, 10/1 4,671,829
5,000,000Illinois Finance Authority, 6.5%, 4/1/39                     5,211,400
2,000,000Illinois Finance Authority, 6.0%, 8/15/25                    2,080,660
4,000,000Illinois Finance Authority, 5.5%, 8/15/30                    3,605,640
10,000,00Metropolitan Pier & Exposition, 5.25%, 6/15/42              10,104,900
5,000,000Metropolitan Pier & Exposition, 7.0%, 7/1/26                 6,655,150
20,000,00Metropolitan Pier & Exposition Authority, 0.0%, 6/15/39      3,381,000
                                                                    $38,533,979
         Indiana - 4.2 %
2,000,000Indiana Bond Bank, 5.5%, 2/1/29                            $ 2,130,820
5,000,000Indiana Health & Education Facilities Authority, 4.75%, 2/1 4,486,250 8,000,000Indiana Health & Education Facilities Authority, 5.0%, 2/15 7,359,120
4,135,000Indiana State Development Finance, 5.75%, 10/1/11            4,224,647
1,180,000Indianapolis Local Public Improvement Board Board Revenue,   1,295,911
500,000  Indianapolis Local Public Improvement Board Revenue, 6.0%,     572,315
19,000,00Indianapolis State Development Finance Authority, 5.6%, 12/ 18,810,754 1,000,000Lawrence Township Metropolitan School District Revenue, 6.7 1,103,160
                                                                    $39,982,977
         Kansas - 0.0 %
300,000  Kansas Development Finance Authority, 5.0%, 6/1/11         $   315,249
                                                                    $   315,249
         Kentucky - 0.0 %
435,000  Kentucky Economic Development Finance, 6.625%, 10/1/28     $   441,551
                                                                    $   441,551
         Lousiana - 2.7 %
10,000,00Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/4$ 8,912,200
215,000  Louisiana Public Facilities Authority Revenue, 6.25%, 10/1/1   211,969
5,000,000Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41                4,853,150
1,085,000Lousiana Local Government Environment Community, 5.25%, 12/  1,074,432
8,000,000St. John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37    7,480,560
3,335,000Tobacco Settlement Financing Corp. Revenue, 5.875%, 5/15/39  3,084,208
                                                                    $25,616,519
         Massachusetts - 6.5 %
1,580,000City of Cambridge Massachusetts, 3.0%, 2/15/20             $ 1,564,627
550,000  Massachusetts Development Finance Agency, 5.15%, 10/1/14       564,509
1,680,000Massachusetts Development Finance Agency, 5.25%, 10/1/29     1,580,410
3,320,000Massachusetts Development Finance Agency, 5.25%, 10/1/37     3,007,289
1,100,000Massachusetts Development Finance Agency, 5.625%, 10/1/24    1,090,859
1,000,000Massachusetts Development Finance Agency, 5.7%, 10/1/34        956,810
2,635,000Massachusetts Development Finance Agency, 6.25%, 10/15/17    2,466,492
4,750,000Massachusetts Health & Educational Facilities Authority
         Revenue, 6.625%, 7/1/32                                      4,790,898
1,000,000Massachusetts Health & Educational Facilities Authority Rev 1,042,610 2,150,000Massachusetts Health & Educational Facilities Authority, 6. 2,159,116 1,145,000Massachusetts Health & Educational Facilities Authority, 6. 1,155,351 2,000,000Massachusetts Health & Educational Facilities Authority, 6. 2,028,440 2,500,000Massachusetts Health & Educational Facilities, 5.5%, 7/1/40 1,605,925
500,000  Massachusetts State Development Finance Agency, 5.5%, 1/1/3    425,255
1,600,000Massachusetts State Health & Education Facilities Authority  1,496,160
4,500,000Massachusetts State Health & Education, 4.625%, 8/15/28      3,581,865
1,550,000Massachusetts State Health & Education, 5.25%, 7/15/18       1,463,200
2,120,000Massachusetts State Health & Education, 5.625%, 7/1/20       2,053,262
40,000   Massachusetts State Health & Education, 6.0%, 7/1/18            42,295
200,000  Massachusetts State Health and Educational Facilities, 5.75    204,660
3,750,000Massachusetts State Health, 5.25%, 7/1/38                    3,232,988
14,675,00Massachusetts State Housing Finance Agency, 5.4%, 12/1/28   14,123,073
5,000,000Massachusetts State Water Authority, 4.0%, 8/1/46            4,253,750
7,130,000Massachusetts Water Pollution Abatement Revenue, 3.5%, 8/1/  6,905,049
                                                                    $61,794,893
         Maryland - 0.7 %
3,000,000Frederick County Maryland, 5.625%, 9/1/38                  $ 2,704,380
2,000,000Maryland Economic Development Corp., 6.2%, 1/9/22            2,266,220
1,000,000Maryland State Economic Development, 5.0%, 12/1/16             803,860
660,000  Maryland State Economic Development, 5.0%, 12/1/16             530,548
1,000,000Maryland State Economic Development, 5.0%, 12/1/31             719,280
                                                                    $ 7,024,288
         Michigan - 1.7 %
3,000,000Detroit Michigan Sewer District, 6.25%, 7/1/36             $ 3,251,610
1,500,000John Tolfree Health System, 6.0%, 9/15/23                    1,339,320
1,545,000Meridian Michigan Economic Development Corp., 5.25%, 7/1/26 1,196,031 3,340,000Michigan Public Educational Facilities Authority Revenue, 5 2,668,627
2,000,000Michigan State Hospital Finance Authority, 5.25%, 11/15/25   1,653,920
5,000,000Michigan State Hospital Finance Authority, 5.25%, 11/15/26   5,132,200
1,000,000Michigan State Hospital Finance Authority, 5.5%, 11/15/35      769,040
                                                                    $16,010,748
         Minnesota - 0.6 %
5,000,000Becker Minnesota Pollution Control Revenue, 8.5%, 4/1/30   $ 5,498,150
                                                                    $ 5,498,150
         Missouri - 0.1 %
80,000   Missouri State Environmental Improvement &
         Energy Resources, 5.125%, 1/1/20                           $    87,329
420,000  Missouri State Environmental Improvement &
         Energy Resources, 5.125%, 1/1/20                               464,453
                                                                    $   551,782
         Mississippi - 1.1 %
1,800,000Columbus Mississippi Industrial Development Revenue, 5.9%, $ 1,788,516 7,950,000Lowndes County Mississippi Solid Waste Disposal & Pollution
         Control Revenue, 6.8%, 4/1/22                                8,411,736
                                                                    $10,200,252
         Montana - 0.3 %
2,785,000Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/31    $ 2,735,260
                                                                    $ 2,735,260
         North Carolina - 1.8 %
1,000,000North Carolina Capital Facilities Finance Agency Student Re$   923,910
1,000,000North Carolina Capital Facilities Finance Agency Student Re    891,680
2,000,000North Carolina Capital Facilities Finance, 4.5%, 10/1/26     1,512,020
12,000,00North Carolina Eastern Municipal Power, 6.0%, 1/1/22        13,853,400
250,000  North Carolina Infrastructure Finance Corp., 5.0%, 10/1/11     266,053
                                                                    $17,447,063
         North Dakota - 0.3 %
3,000,000Grand Forks North Dakota Health Care Systems, 7.125%, 8/15/$ 3,104,730
                                                                    $ 3,104,730
         New Hampshire - 1.3 %
2,250,000New Hampshire Health & Education Facilities
         Authority Revenue, 5.75%, 10/1/31                          $ 2,288,138
2,000,000New Hampshire Health & Education Facilities
         Authority Revenue, 5.75%, 7/1/22                             1,977,320
3,750,000New Hampshire Health & Education Facilities, 5.0%, 10/1/17   3,455,888
5,000,000New Hampshire Health & Education Facilities, 5.0%, 10/1/32   4,577,100
                                                                    $12,298,446
         New Jersey - 2.4 %
1,250,000Camden County New Jersey Import Authority, 5.75%, 2/15/34  $ 1,145,463
500,000  New Jersey Economic Development Authority, 5.3%, 11/1/26       413,830
450,000  New Jersey Economic Development Authority, 5.375%, 11/1/36     339,980
610,000  New Jersey Economic Development Authority, 5.75%, 1/1/25       533,366
2,115,000New Jersey Health Care Facilities Financing Authority, 5.25 1,806,718 3,500,000New Jersey Health Care Facilities Financing Authority, 7.25 2,546,180
850,000  New Jersey Health Care Facilities, 5.125%, 7/1/14              845,708
30,000,00New Jersey Transportation, 0.0%, 12/15/27                   11,964,300
4,500,000Tobacco Settlement Financing Corp., 5.0%, 6/1/41             2,897,055
                                                                    $22,492,600
         New Mexico - 0.1 %
1,000,000Dona Ana County New Mexico Pilt Revenue, 5.25%, 12/1/25    $ 1,004,030
                                                                    $ 1,004,030
         Nevada - 0.5 %
5,000,000Reno Nevada Hospital Revenue, 5.25%, 6/1/41                $ 4,505,950
                                                                    $ 4,505,950
         New York - 2.9 %
2,500,000Albany Individual Development, 5.25%, 11/15/32             $ 2,345,725
1,000,000Albany Individual Development, 6.0%, 7/1/19                    875,610
10,000,00New York City Municipal Finance Water &
         Sewer Sytems Revenue, 4.25%, 6/15/39                         9,560,900
5,515,000New York State Dorm Authority, 5.24%, 7/1/24                 5,659,548
1,295,000New York State Dormitory Authority Revenue, 7.5%, 5/15/11    1,388,978
5,250,000New York State Dormitory Authority Revenue, 7.5%, 5/15/13    6,129,480
1,500,000Port Authority of New York & New Jersey Ninety Third Series  1,749,750
                                                                    $27,709,991
         Ohio - 1.7 %
5,000,000Buckeye Ohio Tobacco Settlement, 5.75%, 6/1/34             $ 3,847,850
6,000,000Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47                4,678,380
1,500,000Cuyahoga County Ohio Health, 6.0%, 5/15/37                   1,277,145
1,500,000Cuyahoga County Ohio Health, 6.0%, 5/15/37                   1,223,430
5,000,000Lake County Ohio Hospital Municipal, 6.0%, 8/15/43           4,829,300
500,000  Ohio State Water Development, 5.0%, 6/1/10                     503,955
                                                                    $16,360,060
         Oklahoma - 1.9 %
5,590,000McGee Creek Authority Water Revenue, 6.0%, 1/1/23          $ 5,998,126
10,000,00Tulsa Airports Improvement Trust, 7.05%,  6/1/17            11,756,500
                                                                    $17,754,626
         Oregon - 0.0 %
185,000  Klamath Falls Inter-Community Hospital Authority Revenue, 6$   173,597
                                                                    $   173,597
         Pennsylvania - 5.3 %
3,000,000Allegheny County Pennsylvania Hospital
         Development Authority, 5.375%, 11/15/40                    $ 2,302,590
3,370,000Allentown Pennsylvania Area Hospital Authority, 6.0%, 11/15  3,207,195
1,000,000Columbia County Pennsylvania Hospital Authority, 5.8%, 6/1/    949,470
10,000,00Lehigh County Pennsylvania Industrial Development
         Authority Pollution Control, 4.75%, 2/15/27                  9,828,600
1,000,000Montgomery County Pennsylvania Industrial, 5.0%, 12/1/24       959,760
1,000,000Montgomery County Pennsylvania Industrial, 5.0%, 12/1/30       922,400
5,000,000Northampton County Pennsylvania General
         Purpose Authority Revenue, 5.5%, 8/15/40                     4,856,000
11,500,00Pennsylvania State Higher Education, Floating Rate Note, 7/  6,957,500
6,000,000Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37             5,555,820
13,900,00Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34            11,113,186
65,000   Sayre Pennsylvania Health Care Facilities Authority, 5.75%,     66,133
460,000  Scranton-Lackawanna Pennsylvania Health & Welfare, 6.05%, 7    458,211
3,000,000Southeastern Pennsylvania Transportation Authority, 4.75%,   3,000,630
                                                                    $50,177,495
         Puerto Rico - 0.9 %
75,000   Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/$    85,210
925,000  Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/    898,323
5,000,000Puerto Rico Sales Tax Financing, 5.25%, 8/1/57               4,929,950
14,625,00Puerto Rico Sales Tax, 0.0%, 8/1/40                          2,327,423
                                                                    $ 8,240,906
         Rhode Island - 0.5 %
65,000   Rhode Island State Health & Educational Building Corp., 6.3$    66,971
5,200,000Tobacco Settlement Financing Corp., 6.25%, 6/1/42            4,764,812
                                                                    $ 4,831,783
         South Carolina - 0.5 %
5,000,000Scago Educational Facilities Corp. For School Project, 4.37$ 4,679,550
                                                                    $ 4,679,550
         South Dakota - 0.0 %
65,000   South Dakota Conservancy District Revenue, 5.625%, 8/1/17  $    65,261
                                                                    $    65,261
         Tennessee - 1.6 %
1,000,000Johnson City Tennessee Health & Education, 5.5%, 7/1/36    $   974,170
1,000,000Knox County Health Facility, 6.375%, 4/15/22                 1,053,050
4,000,000Knox County Health Facility, 6.5%, 4/15/31                   4,221,880
12,960,00Sumner County Tennessee Health Education, 5.5%, 11/1/46      8,421,408
                                                                    $14,670,508
         Texas - 4.1 %
4,475,000Crowley Texas Independent School District, 3.5%, 8/1/36    $ 3,709,820
15,000,00Dallas County Texas Utilities & Reclamation, 5.375%, 2/15/2 14,642,850 13,885,00Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/1 12,787,113
20,000   Lower Colorado River Authority, 5.25%, 5/15/21                  22,089
3,000,000Richardson Texas Hospital Authority, 6.0%, 12/1/34           2,792,250
1,000,000Seguin Texas Higher Education Facilities, 5.0%, 9/1/23         969,540
3,500,000Texas State, Floating Rate Note, 9/30/11                     3,759,350
350,000  University of Texas, 5.25%, 8/15/13                            395,588
20,000   Whitehouse Texas Independent School District, 4.8%, 2/15/12     20,064
                                                                    $39,098,664
         Virginia - 3.4 %
10,000,00Chesapeake Bay Bridge & Tunnel Common Virginia Revenue, 5.5$10,539,200 1,500,000Prince William County Virginia Industrial Development
         Authority Hospital Revenue, 5.2%, 10/1/26                    1,438,260
3,925,000Prince William County Virginia Industrial Development
         Authority Hospital Revenue, 5.35%, 10/1/36                   3,667,324
9,490,000Tobacco Settlement Financing Corp., 5.0%, 6/1/47             6,362,096
500,000  Virginia Commonwealth Transportation Board, 5.0%, 5/15/12      543,245
500,000  Virginia Public School Authority, 5.0%, 8/1/15                 534,130
140,000  Virginia Resources Authority, 5.0%, 5/1/20                     141,866
7,500,000Washington County Industrial, 7.75%, 7/1/38                  8,591,325
                                                                    $31,817,446
         Vermont - 0.1 %
1,295,000Vermont Education & Health Buildings, 5.0%, 7/1/24         $ 1,146,982
                                                                    $ 1,146,982
         Washington - 6.1 %
5,755,000Centralia Washington Electric Revenue, 4.25%, 12/1/26      $ 5,509,089
10,000,00FYI Properties, 5.5%, 6/1/39                                10,521,100
10,850,00King County Washington Housing Authority, 5.5%, 5/1/38      11,239,728
4,000,000King County Washington Public Hospital, 5.25%, 12/1/37       4,112,000
2,923,000Seattle Washington Housing Authority, 6.6%, 8/20/38          2,984,734
10,500,00Tobacco Settlement Authority Washington, 6.625%, 6/1/32     10,468,500
6,290,000Vancouver Washington Housing Authority, 5.65%, 3/1/31        4,836,570
5,000,000Washington State Health Care Facilities, 5.25%, 10/1/33      5,143,150
775,000  Washington State Housing Finance, 5.45% 12/1/33                816,137
2,500,000Washington State Housing, 5.25%, 1/1/17                      2,165,850
                                                                    $57,796,858
         Wisconsin - 0.9 %
1,430,000Adams-Friendship School District, 6.5%, 4/1/16             $ 1,697,181
6,685,000Wisconsin State Health & Educational Facilities Authority,   6,554,843
                                                                    $ 8,252,024
         TOTAL MUNICIPAL BONDS                                      $891,034,889
         (Cost  $911,288,595)
Shares
         MUTUAL FUND - 2.6 %
24,000,00Blackrock Liquidity Funds MuniFund Portfolio               $24,000,000
         TOTAL MUTUAL FUND                                          $24,000,000
         (Cost  $24,000,000)
         TOTAL INVESTMENT IN SECURITIES - 97.3 %                    $918,088,532
         (Cost  $940,128,039)(a)
         OTHER ASSETS AND LIABILITIES - 2.7 %                       $25,871,926
         TOTAL NET ASSETS - 100.0 %                                 $943,960,458

   *     Non-income producing security.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2010, the value of these securities amounted to $1,992,253 or 0.2% of total net assets.

  (a) At March 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $937,502,627 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost       $27,389,325

         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value       (46,803,420)

         Net unrealized loss                                     $(19,414,095)

  (b)    Debt obligation with a variable interest rate.
         Rate shown is rate at period end.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                       Level 1     Level 2      Level 3     Total
Common Stocks        $3,053,643     $0            $0    $3,053,643
Municipal Bonds               0   891,034,889      0   891,034,889
Mutual Funds         24,000,000      0             0    24,000,000
 Total              $27,053,643  $891,034,889     $0  $918,088,532

Pioneer Growth Opportunities Fund
Schedule of Investments  3/31/10

 Shares                                                           Value

          COMMON STOCKS - 98.9 %
          Energy - 5.1 %
          Coal & Consumable Fuels - 0.8 %
 111,171  Alpha Natural Resources, Inc. * (b)                  $ 5,546,321
          Oil & Gas Equipment & Services - 1.9 %
 518,700  Exterran Holdings, Inc. * (b)                        $12,536,979
          Oil & Gas Exploration & Production - 2.4 %
 105,400  Cabot Oil & Gas Corp.                                $ 3,878,720
 174,659  Carrizo Oil & Gas, Inc. * (b)                          4,008,424
  91,900  Comstock Resources, Inc. *                             2,922,420
 605,900  SandRidge Energy, Inc. * (b)                           4,665,430
                                                               $15,474,994
          Total Energy                                         $33,558,294
          Materials - 0.8 %
          Diversified Metals & Mining - 0.8 %
 479,600  Globe Specialty Metals, Inc. *                       $ 5,366,724
          Total Materials                                      $ 5,366,724
          Capital Goods - 10.4 %
          Aerospace & Defense - 4.4 %
 197,900  DigitalGlobe, Inc. *                                 $ 5,531,305
 470,800  Hexcel Corp. *                                         6,798,352
 538,300  Orbital Sciences Corp. *                              10,233,083
 124,628  TransDigm Group, Inc. *                                6,610,269
                                                               $29,173,009
          Construction & Engineering - 1.6 %
 229,700  KBR, Inc.                                            $ 5,090,152
 342,731  MYR Group, Inc. *                                      5,589,943
                                                               $10,680,095
          Electrical Component & Equipment - 1.2 %
 441,800  Polypore International, Inc. *                       $ 7,713,828
          Industrial Machinery - 2.3 %
 377,000  Altra Holdings, Inc. *                               $ 5,176,210
 277,100  Kennametal, Inc.                                       7,792,052
 202,660  SmartHeat, Inc. * (b)                                  2,176,568
                                                               $15,144,830
          Trading Companies & Distributors - 0.9 %
 437,800  Titan Machinery, Inc. * (b)                          $ 5,993,482
          Total Capital Goods                                  $68,705,244
          Commercial Services & Supplies - 3.9 %
          Diversified Support Services - 2.3 %
 189,400  Copart, Inc. *                                       $ 6,742,640
 320,500  Healthcare Services Group, Inc.                        7,175,995
 178,157  infoGROUP, Inc. *                                      1,389,625
  87,038  TechTarget, Inc. * (b)                                   455,209
                                                               $15,763,469
          Research & Consulting Services - 1.6 %
 177,800  CoStar Group, Inc. * (b)                             $ 7,382,256
 110,200  Verisk Analytics, Inc. *                               3,107,640
                                                               $10,489,896
          Total Commercial Services & Supplies                 $26,253,365
          Transportation - 1.5 %
          Air Freight & Couriers - 0.7 %
 306,200  UTI Worldwide, Inc.                                  $ 4,690,984
          Airlines - 0.8 %
  89,800  Allegiant Travel Co. * (b)                           $ 5,195,828
          Total Transportation                                 $ 9,886,812
          Consumer Durables & Apparel - 3.1 %
          Apparel, Accessories & Luxury Goods - 1.5 %
 214,900  The Warnaco Group, Inc. *                            $10,252,879
          Housewares & Specialties - 1.0 %
 137,400  Tupperware Brands Corp.                              $ 6,625,428
          Leisure Products - 0.6 %
 580,100  Leapfrog Enterprises, Inc. * (b)                     $ 3,799,655
          Total Consumer Durables & Apparel                    $20,677,962
          Consumer Services - 5.7 %
          Casinos & Gaming - 2.2 %
 459,800  Scientific Games Corp. * (b)                         $ 6,473,984
 188,400  WMS Industries, Inc. *                                 7,901,496
                                                               $14,375,480
          Education Services - 3.5 %
 112,700  American Public Education, Inc. * (b)                $ 5,251,820
 432,679  Grand Canyon Education, Inc. * (b)                    11,310,229
  28,600  Strayer Education, Inc. (b)                            6,964,672
                                                               $23,526,721
          Total Consumer Services                              $37,902,201
          Media - 0.9 %
          Movies & Entertainment - 0.9 %
 996,500  CKX, Inc. *                                          $ 6,108,545
          Total Media                                          $ 6,108,545
          Retailing - 2.1 %
          Apparel Retail - 1.4 %
 178,800  Gymboree Corp. *                                     $ 9,231,444
          Internet Retail - 0.7 %
 559,512  Orbitz Worldwide, Inc. *                             $ 3,978,130
          Total Retailing                                      $13,209,574
          Food, Beverage & Tobacco - 6.7 %
          Packaged Foods & Meats - 5.4 %
 197,322  American Italian Pasta Co. *                         $ 7,669,906
 722,400  Chiquita Brands International, Inc. * (b)             11,363,352
 435,553  Imperial Sugar Co. (b)                                 6,755,427
 610,600  Smart Balance, Inc. *                                  3,956,688
 285,800  Smithfield Foods, Inc. * (b)                           5,927,492
                                                               $35,672,865
          Soft Drinks - 0.5 %
 586,100  Heckmann Corp. * (b)                                 $ 3,399,380
          Tobacco - 0.8 %
1,028,994 Alliance One International, Inc. * (b)               $ 5,237,579
          Total Food, Beverage & Tobacco                       $44,309,824
          Health Care Equipment & Services - 17.0 %
          Health Care Distributors - 1.1 %
 119,900  Henry Schein, Inc. *                                 $ 7,062,110
          Health Care Equipment - 5.5 %
 612,753  Abiomed, Inc. * (b)                                  $ 6,329,738
 337,000  ArthroCare Corp. *                                    10,015,640
 768,844  DexCom, Inc. * (b)                                     7,480,852
  61,800  IDEXX Laboratories, Inc. * (b)                         3,556,590
 319,400  Insulet Corp. * (b)                                    4,819,746
 320,300  MAKO Surgical Corp. *                                  4,317,644
                                                               $36,520,210
          Health Care Facilities - 0.8 %
 189,600  Psychiatric Solution, Inc. *                         $ 5,650,080
          Health Care Services - 5.1 %
 178,200  Air Methods Corp. *                                  $ 6,058,800
 133,900  HMS Holdings Corp. *                                   6,827,561
 134,900  IPC The Hospitalist Co., Inc. *                        4,736,339
 204,300  Lincare Holdings, Inc. * (b)                           9,168,984
 223,700  Omnicare, Inc.                                         6,328,473
                                                               $33,120,157
          Health Care Supplies - 2.9 %
 488,300  Endologix, Inc. *                                    $ 1,972,732
 151,700  Haemonetics Corp. *                                    8,669,655
 218,200  Inverness Medical Innovations, Inc. * (b)              8,498,890
                                                               $19,141,277
          Health Care Technology - 1.6 %
 131,200  AthenaHealth, Inc. * (b)                             $ 4,796,672
 441,397  Phase Forward, Inc. *                                  5,769,059
                                                               $10,565,731
          Total Health Care Equipment & Services               $112,059,565
          Pharmaceuticals & Biotechnology - 8.3 %
          Biotechnology - 5.7 %
 182,900  Advanced Magnetics, Inc. * (b)                       $ 6,385,039
  99,400  Alexion Pharmaceuticals, Inc. *                        5,404,378
 322,900  BioMarin Pharmaceutical, Inc. * (b)                    7,740,144
 389,200  Cubist Pharmaceuticals, Inc. *                         8,772,568
 275,300  Myriad Genetics, Inc. *                                6,620,965
 247,200  Vanda Pharmaceuticals, Inc. * (b)                      2,845,272
                                                               $37,768,366
          Life Sciences Tools & Services - 1.0 %
 273,700  Parexel International Corp. *                        $ 6,379,947
          Pharmaceuticals - 1.6 %
1,617,810 Cardiome Pharma Corp. * (b)                          $10,693,724
          Total Pharmaceuticals & Biotechnology                $54,842,037
          Banks - 1.6 %
          Regional Banks - 1.6 %
 212,166  Home Bancshares, Inc.                                $ 5,609,669
 185,400  Orrstown Financial Services, Inc. *                    4,703,598
                                                               $10,313,267
          Total Banks                                          $10,313,267
          Diversified Financials - 2.4 %
          Asset Management & Custody Banks - 0.8 %
 508,500  Penson Worldwide, Inc. * (b)                         $ 5,120,595
          Consumer Finance - 0.7 %
 224,798  Ezcorp, Inc. * (b)                                   $ 4,630,839
          Specialized Finance - 0.9 %
 167,600  MSCI, Inc. * (b)                                     $ 6,050,360
          Total Diversified Financials                         $15,801,794
          Insurance - 1.9 %
          Property & Casualty Insurance - 1.9 %
 282,360  Assured Guaranty, Ltd.                               $ 6,203,449
 200,900  Axis Capital Holdings, Ltd.                            6,280,134
                                                               $12,483,583
          Total Insurance                                      $12,483,583
          Real Estate - 0.6 %
          Real Estate Services - 0.6 %
 180,100  Altisource Portfolio Solutions SA *                  $ 4,034,240
          Total Real Estate                                    $ 4,034,240
          Software & Services - 15.6 %
          Application Software - 9.0 %
 473,433  Aspen Technology, Inc. *                             $ 4,852,688
 126,152  Concur Technologies, Inc. * (b)                        5,173,494
 196,000  Informatica Corp. *                                    5,264,560
 213,601  Net 1 UEPS Technologies, Inc. *                        3,928,122
 449,200  Nuance Communications, Inc. * (b)                      7,474,688
 279,375  Solarwinds, Inc. * (b)                                 6,051,263
 191,100  Solera Holdings, Inc.                                  7,386,015
 126,233  The Ultimate Software Group, Inc. * (b)                4,159,377
 423,249  TIBCO Software, Inc. *                                 4,566,857
 625,400  TiVo, Inc. * (b)                                      10,706,848
                                                               $59,563,912
          Data Processing & Outsourced Services - 0.5 %
 276,100  Echo Global Logistics, Inc. * (b)                    $ 3,564,451
          Internet Software & Services - 3.0 %
 201,100  Archipelago Learning, Inc. *                         $ 2,932,038
 774,600  Art Technology Group, Inc. *                           3,415,986
 217,322  Dealertrack Holdings, Inc. * (b)                       3,711,860
 474,100  Dice Holdings, Inc. *                                  3,603,160
 109,600  VistaPrint NV * (b)                                    6,274,600
                                                               $19,937,644
          IT Consulting & Other Services - 1.9 %
 226,800  Gartner Group, Inc. *                                $ 5,044,032
 806,600  Sapient Corp.                                          7,372,324
                                                               $12,416,356
          Systems Software - 1.2 %
 599,404  DemandTec, Inc. * (b)                                $ 4,165,858
  77,164  Quest Software, Inc.                                   1,372,747
 235,707  Radiation Systems, Inc. *                              3,363,539
                                                               $ 8,902,144
          Total Software & Services                            $104,384,507
          Technology Hardware & Equipment - 5.3 %
          Communications Equipment - 4.3 %
 789,500  Brocade Communications Systems, Inc. *               $ 4,508,045
 625,147  Finisar Corp. * (b)                                    9,821,059
 323,500  Polycom, Inc. *                                        9,892,630
 149,800  Riverbed Technogoly, Inc. *                            4,254,320
                                                               $28,476,054
          Electronic Equipment & Instruments - 1.0 %
 237,500  Flir Systems, Inc. *                                 $ 6,697,500
          Total Technology Hardware & Equipment                $35,173,554
          Semiconductors - 3.9 %
          Semiconductor Equipment - 0.4 %
 247,199  Verigy, Ltd. * (b)                                   $ 2,763,685
          Semiconductors - 3.5 %
1,098,900 Anadigics, Inc. * (b)                                $ 5,340,654
 165,900  Hittite Microwave Corp. *                              7,294,623
 280,500  Microsemi Corp. *                                      4,863,870
 191,369  Netlogic Microsystems, Inc. *                          5,631,991
                                                               $23,131,138
          Total Semiconductors                                 $25,894,823
          Telecommunication Services - 0.8 %
          Alternative Carriers - 0.8 %
 606,400  Premiere Global Services, Inc. *                     $ 5,008,864
          Total Telecommunication Services                     $ 5,008,864
          Utilities - 1.3 %
          Independent Power Producer & Energy Traders - 1.3 %
 710,000  Calpine Corp. *                                      $ 8,445,450
          Total Utilities                                      $ 8,445,450
          TOTAL COMMON STOCKS
          (Cost  $522,041,806)                                 $654,420,229
Principal
Amount ($)TEMPORARY CASH INVESTMENTS -23.7 %
          Securities Lending Collateral  - 23.7 % (c)
          Certificates of Deposit:
4,288,025 DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $ 4,288,025
4,288,139 Rabobank Nederland NY, 0.19%, 7/6/10                   4,288,139
4,288,025 Royal Bank of Canada, 0.23%, 1/21/11                   4,288,025
3,876,374 Bank of Nova Scotia, 0.2%, 6/1/10                      3,876,374
4,288,073 BBVA NY, 0.265%, 6/1/10                                4,288,073
1,304,611 BNP Paribas, 0.70%, 6/4/10                             1,304,611
4,716,827 CBA Financial, 0.27%, 1/3/11                           4,716,827
                                                               $27,050,074
          Commercial Paper:
 567,412  Caterpillar Financial Services, 0.34%, 8/20/10       $   567,412
1,886,684 JDCLLP, 0.15%, 4/7/10                                  1,886,684
1,800,910 JDCLLP, 0.15%, 4/9/10                                  1,800,910
3,001,617 BCSFUN, 0.07%, 4/1/10                                  3,001,617
3,151,475 CATFIN, 0.17%, 4/16/10                                 3,151,475
2,143,214 CBAPP, 0.20%, 6/7/10                                   2,143,214
3,429,885 HNDAF, 0.17%, 5/4/10                                   3,429,885
 921,839  HNDAF, 0.16%, 4/22/10                                    921,839
 428,720  INDFG, 0.21%, 5/4/10                                     428,720
5,144,715 INDFG, 0.20%, 5/3/10                                   5,144,715
3,344,241 PARFIN, 0.25%, 4/19/10                                 3,344,241
4,286,357 WSTPAC, 0.25%, 5/27/10                                 4,286,357
4,287,910 Char FD, 0.16%, 4/7/10                                 4,287,910
1,714,766 Ciesco, 0.19%, 5/20/10                                 1,714,766
4,286,961 FASCO, 0.19%, 5/18/10                                  4,286,961
1,757,224 Kithaw, 0.16%, 5/5/10                                  1,757,224
2,572,057 Kithaw, 0.20%, 5/24/10                                 2,572,057
1,714,867 Old LLC, 0.18%, 5/11/10                                1,714,867
1,714,935 Ranger, 0.18%, 5/3/10                                  1,714,935
1,286,170 SRCPP, 0.19%, 5/6/10                                   1,286,170
3,275,973 SRCPP, 0.17%, 4/6/11                                   3,275,973
 791,226  STRAIT, 0.18%, 4/1/10                                    791,226
 833,270  STRAIT, 0.18%, 5/7/10                                    833,270
1,890,881 STRAIT, 0.17%, 4/26/10                                 1,890,881
1,714,619 STRAIT, 0.20%, 6/2/10                                  1,714,619
2,143,571 TB LLC, 0.19%, 5/10/10                                 2,143,571
2,143,067 TB LLC, 0.23%, 6/9/10                                  2,143,067
4,288,025 Toyota Motor Credit Corp., 0.23%, 1/10/11              4,288,025
1,212,441 Wal Mart Stores, Inc., 0.22%, 7/1/10                   1,212,441
4,885,305 Bank of America, 0.85%, 5/12/10                        4,885,305
2,143,697 GE, 0.30%, 1/26/11                                     2,143,697
1,287,100 GE Capital Corp., 0.43%, 8/20/10                       1,287,100
 464,178  GE Capital Corp., 0.35%, 10/21/10                        464,178
 467,333  GE Capital Corp., 0.31%, 10/6/10                         467,333
 478,211  John Deere Capital Corp., 0.33%, 7/16/10                 478,211
3,629,096 JPMorgan Chase & Co., 0.57%, 9/24/10                   3,629,096
3,883,512 CME, Inc., 0.90%, 8/6/10                               3,883,512
4,862,053 Santander, 0.30%, 7/23/10                              4,862,053
 919,301  US Bancorp, 0.65%, 5/6/10                                919,301
 429,148  US Bancorp, 0.66%, 6/4/10                                429,148
 657,022  US Bancorp, 0.30%, 5/28/10                               657,022
3,045,240 WFC, 0.70%, 1/24/11                                    3,045,240
1,714,751 WFC, 0.33%, 12/2/10                                    1,714,751
                                                               $96,600,979
          Tri-party Repurchase Agreements:
6,260,516 Deutsche Bank, 0.02%, 4/1/10                         $ 6,260,516
12,864,078RBS Securities, Inc., 0.01%, 4/1/10                   12,864,078
                                                               $19,124,594
 Shares
          Time Deposits:
6,653,299 Societe Generale, 0.12%, 4/1/10                      $6,653,299
          Money Market Mutual Funds:
6,860,838 Dreyfus Preferred Money Market Fund                  $6,860,838

          Total Securities Lending Collateral                  $156,289,784

          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $156,289,784)                                 $156,289,784

          TOTAL INVESTMENT IN SECURITIES - 123.0%
          (Cost  $678,331,590) (a)                             $810,710,013

          OTHER ASSETS AND LIABILITIES - (23.0)%              $(151,365,478)

          TOTAL NET ASSETS - 100.0%                            $659,344,535

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $678,331,590 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $142,158,701

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (9,780,278)

          Net unrealized gain                                  $132,378,423

(b)       At March 31, 2010, the following security was out on loan:

Shares                          Security                          Value
581,600   Abiomed, Inc. *                                      $6,007,928
63,100    Allegiant Travel Co. *                                3,650,966
69,200    Alliance One International, Inc. *                     352,228
2,700     Alpha Natural Resources, Inc. *                        134,703
175,000   Advanced Magnetics, Inc. *                            6,109,250
49,700    American Public Education, Inc. *                     2,316,020
55,000    Anadigics, Inc. *                                      267,300
129,800   AthenaHealth, Inc. *                                  4,745,488
293,200   BioMarin Pharmaceutical, Inc. *                       7,028,214
576,800   Cardiome Pharma Corp. *                               3,812,648
139,800   Carrizo Oil & Gas, Inc. *                             3,208,410
46,500    Chiquita Brands International, Inc. *                  731,445
49,600    Concur Technologies, Inc. *                           2,034,096
119,500   CoStar Group, Inc. *                                  4,961,640
7,700     Dealertrack Holdings, Inc. *                           131,516
309,900   DemandTec, Inc. *                                     2,153,805
297,100   DexCom, Inc. *                                        2,890,783
272,900   Echo Global Logistics, Inc. *                         3,523,139
441,500   Exterran Holdings, Inc. *                             10,671,055
12,700    Ezcorp, Inc. *                                         261,620
567,700   Finisar Corp. *                                       8,918,567
100,900   Grand Canyon Education, Inc. *                        2,637,526
580,200   Heckmann Corp. *                                      3,365,160
61,000    IDEXX Laboratories, Inc. *                            3,510,550
30,100    Imperial Sugar Co.                                     466,851
310,000   Insulet Corp. *                                       4,677,900
153,100   Inverness Medical Innovations, Inc. *                 5,963,245
64,600    Leapfrog Enterprises, Inc. *                           423,130
91,670    Lincare Holdings, Inc. *                              4,114,150
30,200    MSCI, Inc. *                                          1,090,220
142,800   Nuance Communications, Inc. *                         2,376,192
503,250   Penson Worldwide, Inc. *                              5,067,728
599,800   SandRidge Energy, Inc. *                              4,618,460
228,400   Scientific Games Corp. *                              3,215,872
199,000   SmartHeat, Inc. *                                     2,137,260
262,900   Smithfield Foods, Inc. *                              5,452,546
260,000   Solarwinds, Inc. *                                    5,631,600
28,265    Strayer Education, Inc.                               6,883,093
86,100    TechTarget, Inc. *                                     450,303
305,200   Titan Machinery, Inc. *                               4,178,188
35,400    TiVo, Inc. *                                           606,048
32,200    The Ultimate Software Group, Inc. *                   1,060,990
200,000   Vanda Pharmaceuticals, Inc. *                         2,302,000
202,300   Verigy, Ltd. *                                        2,261,714
106,600   VistaPrint NV *                                       6,102,850
          Total                                                $152,504,395

(c)     Securities lending collateral is managed by Credit Suisse, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                              Level 1    Level 2     Level 3     Total
Common Stocks              $654,420,229     $0          $0      $654,420,229
Temporary Cash Investments            0   149,428,946    0       149,428,946
Money market Mutual Fund      6,860,838      0           0         6,860,838
Total                      $661,281,067  $149,428,946   $0      $810,710,013

          Pioneer Tax Free Money Market Fund
          Schedule of Investments  3/31/10 (unaudited)

Principal                                                         Value
Amount
($)
          MUNICIPAL BONDS - 87.3 %
          Miscellaneous - 2.4 %
1,000,000 Town of Weston MA, 1.5%, 2/4/11                       $1,010,297
                                                                $1,010,297
          Government - 7.5 %
1,700,000 Wake County North Carolina, Floating Rate Note, 4/1/21$1,700,000 1,485,000 Washington State Putters-Series, Floating Rate Note, 7 1,485,000
                                                                $3,185,000
          Municipal  Development - 7.7 %
800,000   Mississippi Business, 0.16%, 12/1/30                  $800,000
500,000   Port Arthur Texas Naval District, Floating Rate Note,  500,000
200,000   Valdez Alaska Marine Revenue, Floating Rate Note, 6/1/ 200,000
545,000   Valdez Alaska Marine Terminal, Floating Rate Note, 7/1 545,000
1,200,000 Valdez Alaska Marine Terminal, Floating Rate Note, 7/1 1,200,000
                                                                $3,245,000
          Municipal  Education - 5.3 %
1,800,000 Illinois Financial Authority Revenue, Floating Rate No$1,800,000
430,000   New Hampshire Health & Education, Floating Rate Note,  430,000
                                                                $2,230,000
          Municipal  Facilities - 3.0 %
1,260,000 Richland Washington Golf Enterprise Revenue, Floating $1,260,000
          Municipal  General - 13.0 %
500,000   City of Houston Texas, 2.5%, 6/30/10                  $502,578
1,000,000 Colorado State General Fund Revenue, 2.0%, 6/25/10     1,003,613
500,000   Colorado Educational & Cultural Facilities Authority,  500,000
880,000   County of Loudoun Virginia, 5.0%, 5/1/10               883,289
750,000   County of Onondaga New York, Floating Rate Note, 12/1/ 750,000
1,500,000 State of Texas, 2.5%, 8/31/10                          1,512,615
315,000   Washington Suburban Sanitation, 5.25%, 6/1/10          317,584
                                                                $5,469,679
          Municipal  Higher Education - 14.0 %
950,000   Athens-Clarke County Georgia, Floating Rate Note, 8/1/$950,000
500,000   Charlottesville VA Industrial Development Floating Rat 500,000
475,000   Charlottesville VA Industrial Development Floating Rat 475,000
495,000   Kent County Deleware Student, Floating Rate Note, 7/1/ 495,000
900,000   Maryland State Health & Higher Educational Facilities
           Floating Rate Note, 7/1/36                            900,000
760,000   University of Minnesota, Floating Rate Note, 12/1/36   760,000
200,000   Virginia College Building Authority Floating Rate Note 200,000
615,000   Virginia College Building Authority Floating Rate Note 615,000
1,000,000 Wisconsin State Health & Educational Facility Floating 1,000,000
                                                                $5,895,000
          Municipal  Medical - 25.9 %
1,285,000 Elmhurst Illinois, Floating Rate Note, 7/1/18         $1,285,000
300,000   Harris County Texas Health, Floating Rate Note, 12/1/4 300,000
500,000   Harris County Texas Health, Floating Rate Note, 12/1/4 500,000
700,000   Illinois Finance Authority, Floating Rate Note, 7/1/32 700,000
1,300,000 Loudoun County Virginia Industrial Development Authori 1,300,000
          Floating Rate Note, 2/15/38
600,000 Loudoun County Virginia Industrial Development Authori 600,000 Floating Rate Note, 2/15/38
1,100,000 Maryland State Health & Higher Education, Floating Rat 1,100,000
400,000   Minneapolis & St Paul, Floating Rate Note, 11/15/34    400,000
500,000   Minneapolis & St Paul Housing & Redevelopment Authorit 500,000
800,000   Minneapolis & St Paul Housing & Redevelopment Authorit 800,000
700,000   New Hampshire Health & Education, Floating Rate Note,  700,000
250,000   North Carolina Medical Care Community, Floating Rate N 250,000
700,000   Nueces County Texas Health Facilities Development      700,000
          Corp. Revenue, Floating Rate Note, 7/1/15
200,000   Oregon State Facilities Authority Revenue, Floating Ra 200,000
500,000   Oregon State Facilities Authority Revenue, Floating Ra 500,000
600,000   University Hospitals & Clinics Authority, Floating Rat 600,000
500,000   Weber County Utah Hospital Revenue, Floating Rate Note 500,000
                                                                $10,935,000
          Municipal Utilities - 3.0 %
870,000   Gainesville Florida Utilities, Floating Rate Note, 10/$870,000
400,000   Southeast Alabama Gas District Floating Rate Note, 8/1 400,000
                                                                $1,270,000
          Municipal Water - 5.5 %
1,500,000 Boston Massacusetts Water & Sewer Community Revenue,
          Floating Rate Note, 11/1/24                           $1,500,000
200,000   Columbia South Carolina Water, Floating Rate Note, 2/1 200,000
600,000   County of King Washington Floating Rate Note, 1/1/40   600,000
                                                                $2,300,000
          TOTAL MUNICIPAL BONDS
          (Cost  $36,799,976)                                   $36,799,976

          TEMPORARY CASH INVESTMENTS - 12.3 %
          Commercial Paper - 7.6 %
965,000   University of Michigan, 0.21%, 4/7/10                 $965,000
445,000   University of Michigan, 0.21%, 4/7/10                  445,000
450,000   University of Minnesota, 0.25%, 6/1/10                 450,000
1,340,000 University of Texas, 0.22%, 6/2/10                     1,340,000
1,000,000 City of Jacksonville, 0.36%, 4/1/10                    1,000,000
1,000,000 City of Jacksonville, 0.36%, 4/1/10                    1,000,000
                                                                $5,200,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $5,200,000)                                    $5,200,000
Shares
          MUTUAL FUND - 0.0 %
5,000     Blackrock Liquidity Funds MuniFund Portfolio          $ 5,000
          TOTAL MUTUAL FUND
          (Cost  $5,000)                                        $ 5,000

          TOTAL INVESTMENT IN SECURITIES - 99.6%
          (Cost  $42,004,976) (a)                               $42,004,976

          OTHER ASSETS AND LIABILITIES - 0.4%                   $162,203

          TOTAL NET ASSETS - 100.0%                             $42,167,179


(a) At March 30, 2010, cost for federal income tax purposes was $42,004,976.

(b)       Debt obligation with a variable interest rate.
          Rate shown is rate at period end.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                              Level 1    Level 2   Level 3    Total
Municipal bonds                  $0   $36,799,976    $0   $36,799,976
Mutual Funds                  5,000             0     0         5,000
Temporary Cash Investments        0     5,200,000     0     5,200,000
Total                        $5,000   $41,999,976    $0   $42,004,976


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.